Cover	Aug. 12, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-40814
Entity Registrant Name	Modiv Industrial, Inc.
Entity Central Index Key	0001645873
Entity Tax Identification Number	47-4156046
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	c/o Global Net Lease, Inc.
Entity Address, Address Line Two	650 Fifth Avenue, 30th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	332
Local Phone Number	265-2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class C Common Stock, $0.001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Class C Common Stock, $0.001 par value per share
Trading Symbol	MDV
Security Exchange Name	NYSE
7.375% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.001 par value per share
Document Information [Line Items]
Title of 12(b) Security	7.375% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.001 par value per share
Trading Symbol	MDV.PA
Security Exchange Name	NYSE
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	1500 North Grant Street #5609
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80203